Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Unaudited Quarterly Financial Data

2013	Q1	Q2	Q3	Q4
Net sales	$2,135.0	$2,197.5	$2,119.0	$2,351.9
Gross profit	414.3	430.5	404.9	454.9
Income before taxes	170.1	192.7	176.6	194.6
Net income	125.1	139.4	124.9	100.5
Net income attributable to controlling interest	123.5	138.7	123.9	99.7
Earnings per share
– basic	$1.29	$1.45	$1.29	$1.05
– diluted	$1.29	$1.44	$1.29	$1.04
Dividends paid	$0.50	$0.50	$0.50	$0.50

2012	Q1	Q2	Q3	Q4
Net sales	$2,178.9	$2,088.8	$1,947.1	$2,051.9
Gross profit	441.1	422.1	387.6	395.4
Income before taxes	141.1	182.4	175.1	170.0
Net income	101.4	126.2	118.0	140.0
Net income attributable to controlling interest	100.5	126.4	117.5	138.7
Earnings per share
– basic	$1.12	$1.35	$1.23	$1.45
– diluted	$1.07	$1.33	$1.23	$1.45
Dividends paid	$0.45	$0.47	$0.47	$0.50